10Q SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 1,808,687	$ 1,834,094	$ 7,688,703	$ 7,333,675	$ 6,828,887
Cost of service	488,865	499,054	2,008,126	2,044,175	2,223,280
Selling, general and administrative	943,719	975,449	3,948,516	3,813,187	3,263,921
Total Merchant Solutions expenses	1,428,591	1,474,503	5,683,508	5,994,106	6,519,370
Operating income (loss)	380,096	359,591	2,005,195	1,339,569	309,517
Gain on business disposition	3,993	0	273,134	(136,744)	(199,094)
Depreciation and amortization	288,451	296,965	1,204,026	1,129,483	1,037,290
Acquisition and transformation expenses	28,400	78,900
Business transformation initiative	66,300		99,100
Merchant Solutions
Segment Reporting Information [Line Items]
Revenues			7,688,703	7,151,793	6,204,917
Operating Segments | Merchant Solutions
Segment Reporting Information [Line Items]
Revenues			7,688,703	7,151,793	6,204,917
Cost of service	488,865	499,054	2,008,126	1,925,880	1,798,300
Selling, general and administrative	705,720	754,603	3,067,662	2,880,658	2,366,362
Total Merchant Solutions expenses	1,194,585	1,253,657	5,075,788	4,806,538	4,164,662
Operating income (loss)	614,102	580,437	2,612,915	2,345,255	2,040,255
Depreciation and amortization	280,767	292,333	1,179,845	1,109,186	981,297
Corporate
Segment Reporting Information [Line Items]
Cost of service	237,999	220,846	880,854	865,034	752,163
Operating income (loss)	(237,999)	(220,846)	(880,854)	(865,034)	(752,163)
Depreciation and amortization	$ 7,684	$ 4,632	$ 24,181	$ 20,297	$ 20,220